Right of use assets and liabilities - Narrative (Details)			1 Months Ended		12 Months Ended
	Jan. 01, 2019 USD ($) $ / shares	Jan. 01, 2018 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels bareboat charter agreements | vessel					10	10
Right of use assets for vessels			$ 1,600,000		$ 807,179,000	$ 697,903,000
Lease liabilities	$ 50,700,000		$ 1,600,000		632,474,000
Borrowings interest rate			4.03%
Income from subleasing right-of-use assets					165,800,000	78,800,000
Number of bareboat chartered-in vessels one year	3
Charterhire					$ 0	(4,399,000)	$ (59,632,000)
Number of bareboat chartered-in vessels					26
Variability of lease revenue					100.00%
Borrowings					$ 2,415,326,000	2,552,473,000
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 4,000				(2,249,000)
Basic loss per share - IFRS 16 | $ / shares	$ (0.06)
Diluted loss per share - IFRS 16 | $ / shares	$ (0.06)
Accumulated deficit
Disclosure of finance lease and operating lease by lessee [line items]
Equity Adjusted For Cumulative Effect Of New Accounting Principle In Period Of Adoption		$ 4,000				(2,249,000)
Gross carrying amount [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use assets for vessels						724,819,000	51,101,000
Borrowings					3,070,271,000	3,139,043,000
IFRS 16 - Leases - 3 MR [Member] | Gross carrying amount [member]
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings					36,936,000	44,192,000
Two year incremental borrowing rate
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				5.73%
One year incremental borrowing rate
Disclosure of finance lease and operating lease by lessee [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				5.81%
Vessels [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use assets for vessels	$ 48,500,000				$ 790,054,000	680,483,000
Lease liabilities	$ 48,500,000
Vessels [member] | Gross carrying amount [member]
Disclosure of finance lease and operating lease by lessee [line items]
Right of use assets for vessels						$ 705,857,000	$ 48,466,000
Bareboat chartered-in product tankers [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Number of vessels bareboat charter agreements			3	7
Right of use assets for vessels				$ 24,200,000
Lease liabilities				$ 24,200,000
Number of bareboat chartered-in vessels one year				3
Number of bareboat chartered-in vessels | vessel						7
Number of bareboat chartered-in vessels two years | vessel				4
Bareboat chartered-in product tankers [Member] | Vessels [member] | Handymax [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate			$ 6,300	$ 6,300
Bareboat chartered-in product tankers [Member] | Vessels [member] | IFRS 16 - Leases - 3 MR [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments, daily rate				8,800
Deposits on property, plant and equipment				$ 4,350,000